Loans and Credit from Banking Corporations - Schedule of Loans and Credit from Banking Corporations (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Aug. 14, 2024
Schedule of Loans and Credit from Banking Corporations [Abstract]
Short-term loan	[1]		$ 132
Credit from banking corporations			6
Total			$ 138	$ 551

[1]	On October 15, 2024, Social Proxy received a $163 thousand loan, repaid monthly over 12 months and bearing annual interest of 12% on the initial amount. Both the loan and the credit from banking corporations relate to Social Proxy, which was classified as a discontinued operation effective January 1, 2025 (see Note 6). Accordingly, as of December 31, 2025, there are no outstanding loans or credit from banking corporations attributable to continuing operations.